Khan Funds
714 FM 1960 W #201
Houston, TX 77090
Phn: (281) 444-7657  Fax : (281) 444-3417



March 22, 2000


To The Securities and Exchange Commission
Washington, D.C. 20549

Ref: Khan Growth Fund Form 24F-2
CIK # : 0001021730
File  # : 811-07829

Enclosed is the form 24F-2 for fiscal year 1999. The calculated fee of $258.09 is being sent by a cashiers check to the following address:

	SEC Account # 910-8739
	Melon Bank
	Box 360055M
	Pittsburgh, PA 15251

If you have any questions or comments feel free to contact us. Thank you for your time.



Sincerely,



Sardar D. Khan
Chairman


















APPENDIX I
United States
				Securities and Exchange Commission
				       Washington, D.C. 20549


					Form 24F-2
				Annual Notice of Securities Sold
				       Pursuant to Rule 24F-2


1. Name and address of issuer:
Khan Funds
714 FM 1960 W. #201
Houston, TX 77090

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Khan Growth Fund

3. Investment Company Act File Number:     811-7829
             Securities Act File Number:   33-12597

4.(a)	Last day of fiscal year for which this Form is
filed:
				December 31, 1999

4.(b)	[]  Check box if this Form is being filed late
(i.e. more than 90 calendar
 days after  the end  of the issuer's fiscal year). (See
Instruction A.2)

Note: If the form is being filed late, interest must be paid on the registration fee due.

4.(c)	[] Check box if this is the last time the issuer
will be filing this Form.


5.      Calculation of Registration Fee:

(i)	Aggregate Sale price of securities sold during the
fiscal year pursuant to
           section 24(f):
     $ 1,187,594.53

(ii)	Aggregate price of securities redeemed or repurchased
during the fiscal year:
$ 209,972.35


(iii)Aggregate price of securities redeemed or repurchased
during any prior fiscal year ending no earlier than
October 11, 1995 that were not previously used to reduce
Registration fees payable  to the commission
			     $ 0
 (iv) Total available redemption credits [add 5(ii) and
5(iii)                     $ 0

 (v) Net sales - if item 5(I) is greater than item 5 (iv)
	[Subtract Item 5(iv) from item 5(I) :
$ 977,622.18

 (vi) Redemption credits available for use in future years
$ 0
- if item 5(I)  is less than item 5(iv) [Subtract item
5(iv) from item 5 (I)]:

(vii) Multiplier for determining registration fee ( See
instruction C.9):
			                        X  .000264

(viii) Registration fee due [Multiply item 5(v) by item
5(vii)]  (enter "0" if no
   fee is due):
		= $ 258.09

6. Prepared Shares
If the response to item 5(I) was determined by
deducting an amount of securities  that were
registered under the Securities Act of 1933 pursuant
to rule 24E2 as in  effect before October 11, 1997,
then report the amount of securities ( number of
shares or other units) deducted here: _______. If
there is a number of shares or  other units that were
registered pursuant to rule 24E-2 remaining unsold at
the end  of the fiscal year for which this form is
filed that are available for use by the  issuer in
future fiscal years, then state that number here
_______.

7. Interest Due--- if this form is being filed more than 90 days after the end of the  issuer's  fiscal year (see instruction D):
+ $_________

8. Total of the amount of the registration fee due plus any interest due [Line 5
(viii)  plus line 7]:


				= $ 258.09



9. Date the registration fee and any interest payment was sent to the
Commission's  lockbox depository:

Method of Delivery:

Wire Transfer

X  Mail or other Means



				Signatures

This report has been signed below by the following persons on behalf of the issuer and in  the capacities and on the dates indicated

By (Signature and Title)*       ____/S/ S D Khan____
Sardar D. Khan ,   President
Date  March 22, 2000

Please Print the name and title of the signing officer below the signature.